SIGNIFICANT TRANSACTIONS	6 Months Ended
Jun. 30, 2026
SIGNIFICANT TRANSACTIONS [Abstract]
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
During the six-month period ended June 30, 2026
VEON expands digital healthcare services with Acquisition of Tabletki.ua
As disclosed in Note 1 - General information, on February 10, 2026, Kyivstar Group Ltd. ("KGL"), a majority-owned subsidiary of
VEON, signed a share purchase agreement ("SPA") to acquire 100% of the shares of MTPK LLC and its subsidiaries (together, the "Tabletki Group") for a total consideration of US$161 upon closing of the transaction. Tabletki Group, established in 2008, is a
Ukrainian business specializing in the development and maintenance of the automated platform for searching and booking medicines and other products from pharmacies in Ukraine. This strategic acquisition marks VEON’s expansion into digital healthcare and pharmacy-related consumer services in line with VEON's digital operator strategy. Tabletki Group consists of
MTPK LLC, Farmel LLC, and Farma Studio LLC. The total consideration transferred amounts to US$161, which was paid in full in cash in Ukrainian hryvnia. The agreement was subject to customary closing conditions and approvals that were obtained on
February 10, 2026, the date the acquisition was completed. The transaction was accounted for in accordance with IFRS 3.
The fair values of identifiable assets and liabilities of Tabletki Group at the date of acquisition were:

February 10, 2026
Non-current assets
Intangible assets	79

Current assets
Cash and cash equivalents	2
Other current assets	1

Fair value of identifiable net assets	82

Goodwill resulting from acquisition	79

Purchase consideration	161
The following table shows the details of cash outflow during the six-month period ended June 30, 2026:

June 30, 2026
Cash outflow, net of cash acquired
Cash consideration	161
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	159
The fair value of the customer base was determined to be US$61 with an estimated useful life of 12 years. The valuation of the customer relationships was performed using the multi-period excess earnings method.
The fair value of the brands and trademarks was determined to be US$12 with an estimated useful life of 10 years. The valuation of the brands and trademarks was performed using the relief-from-royalty method under the income approach.
The fair value of the internally developed software was determined to be US$6 with an estimated useful life of 7 years. The valuation of the internally developed software was performed using the replacement cost approach.
The fair value of acquired other current assets related to trade and other receivables is US$1, which approximates the gross contractual amount, as a loss allowance is insignificant.
The goodwill recognized on the acquisition of Tabletkі Group represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired at the acquisition date.
Goodwill primarily reflects the expected synergies arising from the integration of Tabletkі Group into the Group’s operations, including enhanced market presence in the digital healthcare ecosystem, access to established customer relationships, expansion into new digital services, and the development and deployment of new digital devices leveraging combined technological capabilities. These benefits do not meet the criteria for separate recognition as identifiable intangible assets.
The recognized goodwill is not deductible for tax purposes.
There were no transactions recognized separately from the acquisition of assets and assumption of liabilities in the business combination.
From the date of acquisition, Tabletki Group contributed US$13 of revenue and US$8 profit before tax to VEON. If the acquisition had taken place at the beginning of the year, the contribution to revenue would have been US$16 and contribution to profit before tax for VEON would have been US$10.
Acquisition-related costs of US$1 are included in selling, general and administrative expenses in the interim condensed consolidated income statement, and in operating cash flows in the interim condensed consolidated statement of cash flows.
The accounting for the acquisition of Tabletki Group remains provisional as the Company is continuing to finalize the valuation of certain identifiable intangible assets, primarily internally developed software. As the valuation of the internally developed software is not yet complete, the related fair values of the customer base and residual goodwill may also change because the software represents a contributory asset in the valuation of the customer relationships. Accordingly, the amounts recognized for internally developed software, customer relationships and goodwill remain provisional and may be revised during the IFRS 3 measurement period as additional information becomes available about facts and circumstances that existed as of the acquisition date. The measurement period will not exceed 12 months from the acquisition date.
During the six months ended June 30, 2026, KGL recognized measurement period adjustments related to the acquisition of
Tabletki Group in accordance with IFRS 3. These adjustments reflected additional information obtained after the acquisition date about facts and circumstances that existed as of that date and comprised:
•an increase in purchase consideration of US$1 following the finalization of the post-closing completion accounts adjustment mechanism; and
•an increase of US$2 in the fair value of internally developed software recognized as an identifiable intangible asset.
The corresponding adjustments were recognized retrospectively as if the accounting for the business combination had been completed at the acquisition date, with a corresponding adjustment to goodwill.
Acquisition of ISP Shtorm LLC
On February 26, 2026, KGL acquired 100% of the equity interests in ISP Shtorm LLC ("Shtorm"), a regional fixed broadband internet service provider operating in Ukraine. This strategic acquisition supports VEON’s continued expansion in the fixed broadband segment and strengthens its position in converged telecommunications services. KGL acquired 100% of Shtorm for total consideration of US$10 upon the closing of the transaction on February 26, 2026.
Upon completion of the transaction, US$7 of the total consideration was paid in cash, with the remaining US$3 recognized as deferred consideration, subject to customary closing adjustments. Based on the initial purchase price allocation, the fair value of the net assets acquired was US$4 at the acquisition date, resulting in the recognition of goodwill of US$6, primarily attributable to expected synergies from integrating the acquired business into VEON’s operations and the assembled workforce.
The purchase price allocation is provisional, as VEON is finalizing the valuation of certain tangible, intangible assets and deferred tax balances. The recognized amounts are provisional and may be adjusted during the measurement period as additional information about facts and circumstances that existed at the acquisition date becomes available.
From the acquisition date, the contribution of Shtorm to VEON’s revenue is US$1 and profit before tax is less than US$1.
VEON expands renewable energy with acquisition of six solar power plants
On May 26, 2026, VEON announced that KGL acquired 100% of the equity interests in six solar power plant entities consisting of
Energopostach-Plus LLC, Lightful LLC, Sunlight Generation LLC, Ternovytsia Solar LLC, Energy Space LLC and Ternovytsia
Solar Plus LLC, for cash consideration of US$70 paid to the seller. Prior to the acquisition, KGL also provided approximately
US$11 of reimbursable financial assistance to the target companies to refinance existing bank indebtedness.
The acquired entities own and operate six solar power plants located in the Lviv region of Ukraine with a combined installed generation capacity of 105 MW. The acquisition is consistent with the VEON’s strategy to expand its energy generation capabilities and enhance energy independence through investments in renewable energy infrastructure.
The acquisition was accounted for in accordance with IFRS 3. The allocation of the purchase consideration to the identifiable assets acquired and liabilities assumed is provisional as of June 30, 2026. VEON is in the process of finalizing the valuation of the acquired assets and liabilities, including property and equipment and any related deferred tax balances. Any measurement period adjustments identified during the measurement period will be recognized retrospectively in accordance with IFRS 3.
The provisional fair values of identifiable assets acquired and liabilities assumed at the acquisition date were as follows:

May 26, 2026
Non-current assets
Property and equipment	49
Intangible assets	11
Deferred tax assets	3

Current assets
Trade receivables and other assets	6

Cash and cash equivalents	2
Current liabilities	(11)

Non-current liabilities
Deferred tax liability	(8)
Other non-current liabilities	(1)

Fair value of identifiable net assets	51

Goodwill resulting from acquisition	19

Purchase consideration	70
The following table shows the details of cash outflow during six-month period ended June 30, 2026:

June 30, 2026
Cash outflow, net of cash acquired
Cash consideration	70
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	68
The acquired property and equipment primarily comprise solar power plant infrastructure, including solar modules, inverters, transformers, structures, buildings, grid-related equipment, other fixed assets and construction in progress. Excluding construction in progress, the depreciable acquired property, plant and equipment have an estimated weighted-average remaining useful life of approximately 17 years. The acquired property, plant and equipment were provisionally measured at a fair value of
US$49, representing a fair value step-up of approximately US$31 over the acquiree’s carrying amounts immediately prior to the acquisition. The valuation of the property and equipment was performed using the cost approach, specifically the current replacement cost method.
An identifiable asset relating to feed-in tariff arrangements was recognized at its acquisition date fair value of US$11. The asset was recognized separately from goodwill as it arises from contractual and other legal rights existing at the acquisition date and is expected to generate economic benefits through regulated feed-in tariff rates until the expiry of the feed-in tariff regime on
December 31, 2029. The intangible asset has an estimated useful life of approximately 4 years, corresponding to the period from the acquisition date (May 26, 2026 to the expiry of the feed-in tariff arrangements on December 31, 2029). The fair value of the intangible asset was determined using an income approach, applying a with-and-without method. Under this approach, fair value reflects the present value of the incremental cash flows attributable to the feed-in tariff arrangements.
The fair value of acquired trade receivables and other assets is US$6, which approximates the gross contractual amount, as a loss allowance is insignificant.
As disclosed above, current liabilities include approximately US$11 of reimbursable financial assistance provided to the target entities prior to the acquisition to refinance existing bank indebtedness. This financial assistance was accounted for separately from the acquisition and was not included in consideration transferred.
The deferred tax asset of US$3 primarily relates to cumulative tax losses available for future utilization. The deferred tax liability of US$8 primarily arises from fair value adjustments and the recognition of identifiable assets as part of the purchase price allocation following the acquisition.
The goodwill recognized on the acquisition of the solar power plants represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired at the acquisition date.
Goodwill primarily reflects the expected synergies arising from the integration of the solar power plants into VEON’s operations, including enhanced energy security, reduced exposure to energy market price fluctuations, and operational synergies from integrating the acquired solar plants into the VEON's existing Infrastructure business operations. These benefits do not meet the criteria for separate recognition as identifiable intangible assets.
The recognized goodwill is not deductible for tax purposes.
Other than financial assistance provided prior to acquisition (as disclosed above), there were no transactions recognized separately from the acquisition of assets and assumption of liabilities in the business combination.
From the date of acquisition, the solar power plants contributed US$2 of revenue and US$1 profit before tax to VEON. If the acquisition had taken place at the beginning of the period, the contribution to revenue would have been US$9 and contribution to the profit before tax would have been US$4.
Acquisition-related costs of US$1 are included in selling, general and administrative expenses in the interim condensed consolidated income statement, and in operating cash flows in the interim condensed consolidated statement of cash flows.
The accounting for the purchase of the six solar power plants is provisional as the valuation of property and equipment, intangible and other assets and liabilities, and residual goodwill related to this acquisition is not complete. Additional information is being obtained and evaluated in relation to facts and circumstances that existed as of the acquisition date, including final asset-level valuation inputs and assumptions, the assessment of contractual arrangements and obligations, and supporting documentation for certain assets and liabilities existing at the acquisition date. Accordingly the fair values assigned to tangible and intangible assets acquired and liabilities assumed are provisional based on management’s estimates and assumptions and may be subject to change as additional information is obtained within the measurement period (not to exceed 12 months from the acquisition date).
Liquidation of VC ESOP
During the six-month period ended June 30, 2026, VEON completed the liquidation of VC ESOP entity in Belgium, an indirect wholly owned subsidiary of VEON held through VEON Amsterdam B.V. As a result, VEON lost control of VC ESOP and accounted for the transaction as a disposal of a subsidiary under IFRS 10. VC ESOP constituted a foreign operation and, accordingly, the cumulative foreign currency translation reserve relating to VC ESOP was reclassified from equity to profit or loss on disposal in accordance with IAS 21. The amount reclassified was US19 and was recognized within gain on disposal of subsidiaries, net in the condensed interim consolidated income statement. The cumulative translation reserve primarily related to historical exchange differences recognized before VC ESOP changed its functional currency to US dollars in 2016. Translation differences recognized after that date were not significant. VC ESOP had no material net assets or liabilities at the date control was lost. No material gain or loss arose on disposal apart from the reclassification of the cumulative foreign currency translation reserve.
During the six-month period ended June 30, 2025
VEON announces sale of stake in Beeline Kyrgyzstan
On March 26, 2024, VEON announced that it signed the Kyrgyzstan SPA for the sale of its 50.1% indirect stake in Beeline
Kyrgyzstan to CG Cell Technologies, which is wholly owned by CG Corp Global for cash consideration of US$32. Completion of the sale of VEON’s stake in Beeline Kyrgyzstan, which is held by VIP Kyrgyzstan Holding AG (an indirect subsidiary of the
Company), is subject to customary regulatory approvals and preemption right of the Government of Kyrgyzstan in relation to acquisition of the stake.  As a result of this anticipated transaction and assessment that control of the Kyrgyzstan operations will be transferred, as from the date of the Kyrgyzstan SPA signing, the Company classified its Kyrgyzstan operations as held for sale. Following the classification as held for sale, the Company no longer accounts for depreciation and amortization for
Kyrgyzstan operations.
The Government of Kyrgyzstan expressed its intention to exercise its pre-emption right in relation to the transaction before the
SPA expiration on March 31, 2025. In accordance with the applicable law, VEON and the Government of Kyrgyzstan have entered into negotiations of the terms of the sale of VEON’s stake in Beeline Kyrgyzstan. Based on current negotiations,
Menacrest AG (an indirect subsidiary of the Company that was previously included in the disposal group) will now act as the seller of the Beeline Kyrgyzstan operations. As the additional time to complete the sale was not expected when the Company initially classified this asset group as held for sale, management is still committed to selling its stake in Beeline Kyrgyzstan, and a new SPA will be signed for the sale owing to expiration of original SPA. Once the final regulatory approvals are obtained, the SPA will be signed, and the transaction will be completed. The Company meets the exception criteria under IFRS 5, Non-current
Assets Held for Sale and Discontinued Operations, as the delay was caused by events beyond the Company’s control and the
Company meets the original criteria for held for sale classification for its Kyrgyzstan operations as of June 30, 2025.
Subsequently, on August 13, 2025, the transaction was completed following receipt of all necessary regulatory approvals.
Sale of Med Cable Limited
On March 31, 2025, VEON signed a SPA for the sale of its 100% stake in Med Cable Limited to Algérie Telecom Europe, S.A.U.
for a consideration of US$1. Completion of the sale of VEON's stake in Med Cable Limited, which is held by VEON Algeria
Holdings B.V. (an indirect subsidiary of the Company), is subject to conditions specified in the SPA. As a result of this anticipated transaction and assessment that control of Med Cable Limited will be transferred, as from the date of the SPA signing, the
Company classified Med Cable Limited as held for sale.
During the six-month period ended June 30, 2026, management reassessed the disposal plan relating to Med Cable Limited.
The management concluded that a sale was no longer probable and decided to discontinue the disposal plan. As a result, the criteria for classification as held for sale under IFRS 5 were no longer met at June 30, 2026. Accordingly, the Company reversed the held for sale classification and reclassified the assets and liabilities of Med Cable Limited to their respective line items in the consolidated statement of financial position.
Acquisition of Uklon
On March 19, 2025, VEON announced its wholly-owned subsidiary Kyivstar had signed an agreement to acquire Uklon group
(“Uklon”), a leading Ukrainian ride-hailing and delivery platform. This strategic acquisition marks Kyivstar’s expansion into a new area of digital consumer services in line with VEON’s digital operator strategy. Kyivstar acquired 97% of Uklon shares for a total consideration of US$158 upon the closing of the transaction. The agreement was subject to customary closing conditions and approvals that were obtained on April 2, 2025, the date the acquisition was completed.
The fair values of identifiable assets and liabilities of Uklon at the date of acquisition were:

April 2, 2025
Non-current assets
Intangible assets	58

Current assets
Trade and other receivables	2
Cash and cash equivalents	12

Non-current liabilities
Deferred tax liability	(7)

Current liabilities
Trade and employee related payables	(6)
Other current liabilities	(10)

Fair value of identifiable net assets	49

Goodwill resulting from acquisition	109

Purchase consideration	158
The following table shows the details of purchase consideration at the acquisition date:

April 2, 2025
Cash paid *	141
Fair value of contingent consideration	16
Put option liability	1
Total purchase consideration	158
* Total cash consideration consisted of US$129 for the acquisition of 97% of Uklon Group’s shares and a US$12 payment to settle employee awards.
The following table shows the details of cash outflow during the six months ended June 30, 2025:

June 30, 2025
Cash consideration	146
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash - investing activities	134
Contingent consideration of US$11 was recognized at the acquisition date at fair value with US$2 being paid subsequent to the reporting period. US$9 is payable upon fulfillment of certain conditions under the share purchase agreement ("SPA"). The possible outcomes range from nil to US$9, with management assessing full payment as highly probable.
Employees bonuses contingent consideration liability related to the portion attributable to pre-acquisition service, recognized at the acquisition date at fair value, resulted from the replacement of share-based payment rewards with new bonuses liability that is payable upon fulfillment of certain conditions under the SPA. The possible outcomes range from nil to US$4, with management assessing full payment as highly probable.
As part of the agreement, Kyivstar entered into a symmetrical put and call option agreement for the remaining 3% interest in
Uklon. The put and call options may be exercised from April 2, 2028 through April 2, 2035. As a result, on the acquisition date,
VEON determined that it had a present ownership interest in the remaining 3% interest in Uklon and has accounted for the call and put option as part of the consideration transferred and therefore, no non-controlling interest was recognized. Accordingly, the option has been recorded as a financial liability at the present value of the amounts payable on exercise with subsequent changes recognized in the interim condensed consolidated income statement.
The fair value of the customer base was determined to be US$32 with an estimated useful life of 10 years. The fair value of the customer base was determined using the multi-period excess earnings method. The multi-period excess earnings approach involves forecasting the net earnings expected to be generated by the asset, reducing them by appropriate returns on contributory assets, and then discounting the resulting net cash flows to a present value using an appropriate discount rate.
The fair value of the trademark was determined to be US$18 with an estimated useful life of 10 years. The fair value of the trademark was determined using the relief-from-royalty method under the income approach. This involves forecasting avoided royalties, reducing them by taxes and discounting the resulting net cash flows to a present value using an appropriate discount rate.
The fair value of the developed technology intangible asset was determined to be US$8 with an estimated useful life of 3 years.
The fair value of the developed technology was determined using the replacement cost approach. In the replacement cost approach, the fair value of an asset is based on the cost of a market participant to reconstruct a substitute asset of comparable utility, adjusted for any obsolescence.
The fair value of acquired trade and other receivables is US$2, which is very close to the gross contractual amount, as a loss allowance is insignificant.
The significant goodwill recognized from the acquisition of Uklon can be attributed to several factors, including Uklon's strong brand value and established customer relationships, which enhance Kyivstar’s market position. Additionally, the integration of
Uklon’s services is expected to create operational synergies, leading to cost savings and improved service offerings. The acquisition also allows for market expansion and increased subscriber growth potential, while Uklon's technological expertise contributes to innovative capabilities. Overall, the goodwill reflects the anticipated future economic benefits arising from these elements. The goodwill will not be deductible for tax purposes.
There were no transactions recognized separately from the acquisition of assets and assumption of liabilities in the business combination.
From the date of acquisition, Uklon contributed US$22 of revenue and US$6 profit before tax to VEON. If the acquisition had taken place at the beginning of the year, the contribution to revenue would have been US$41 and contribution to the profit before tax for VEON would have been US$10. These amounts have been calculated using Uklon’s results and adjusting them for:
•differences in the accounting policies between VEON and Uklon, and
•additional amortization that would have been charged on the assumption that the fair value adjustments to intangible assets had applied from January 1, 2025, together with their consequential tax effects.
Acquisition-related costs of US$0.5 are included in selling, general and administrative expenses in the interim condensed consolidated income statement, and in operating cash flows in the interim condensed consolidated statement of cash flows.
During the year ended December 31, 2025, VEON recorded measurement period adjustments related to the acquisition of Uklon to reflect additional information identified after the three-month period ended September 30, 2025. The adjustments include recognition of US$6 of unpaid transaction costs as assumed liabilities and a total decrease of US$1 related to the fair value of the put option liability and deferred tax liability. As a result, the fair value of identifiable net assets decreased from US$54 million to US$49, and goodwill increased from US$104 to US$109. These adjustments were made within the measurement period and reflect facts and circumstances existing at the acquisition date.
VEON sale of its Pakistan tower portfolio to Engro Corp
On December 5, 2024, VEON announced that it is entering into a strategic partnership with Engro Corporation Limited (“Engro
Corp”) with respect to the pooling and management of its infrastructure assets, starting in Pakistan. Under the partnership,
VEON's infrastructure assets under Deodar (Private) Limited (“Deodar”), a wholly owned subsidiary of VEON, will vest into
Engro Corp via a scheme of arrangement upon completion of conditions under the partnership which primarily include receipt of regulatory approvals from relevant Government authorities in Pakistan. VEON will continue to lease Deodar’s extensive infrastructure for the provision of nationwide mobile voice and data services under a long-term partnership agreement.
On April 30, 2025, based on the expected closing conditions of the transaction, management assessed that the sale of Deodar is considered to be highly probable and therefore, the assets and liabilities of Deodar were classified as held for sale. Following the classification as held for sale, the Company did not account for depreciation and amortization expenses of Deodar’s assets.
On June 3, 2025, upon successful completion of the transaction after all regulatory and other approvals were obtained, control over Deodar was assessed to be transferred to Engro Corp. As per the terms of the agreement, total consideration was
US$562.5 out of which US$187.5 was paid upfront and remaining was to be paid in US$20 equal monthly installments over the period of 19 months from date of completion. The deferred sale consideration was discounted and recognized at present value resulting in total consideration to be recorded at the date of completion for US$547.5.
PMCL and Engro Corp also entered into a Master Tower Agreement ("MTA") under which VEON leased back the extensive part of the sold Deodar's infrastructure assets for an initial non-cancellable lease term of 12 years. Overall, lease liabilities in the amount of US$633 and, as a result of the sale-and-leaseback arrangements, retained right-of-use assets together with the service component in the amount of US$333 were recognized. The portion of the gain attributable to the retained use of the sold assets, amounting to US$300, will have an impact on profit or loss in later periods by way of lower depreciation of the capitalized right-of-use assets. Furthermore, US$454 of the cumulative amount of the gains from exchange differences related to Deodar foreign operations recognized in other comprehensive income was reclassified from equity to consolidated income statement upon disposal and net deferred tax assets of US$109 were recognized in the consolidated statement of financial position.
Overall, a gain on sale of subsidiary of US$502 was recognized as disclosed in table below.
The following table shows the results for the Deodar sale transaction that are accounted for in these financials as of June 30:

2025
Sale consideration	548
Carrying amount of net assets at disposal *	(200)
Gain on sale before reclassification of foreign currency translation reserve and sale and lease back implication	348
Right of use assets recognized	333
Lease liabilities recognized	(633)
Reclassification of foreign currency translation reserve	454
Gain on disposal	502

Deferred tax asset, net	109
* Net assets include US$7 relating to cash and cash equivalents at disposal.
The following table shows the assets and liabilities disposed on June 3, 2025 relating to Deodar operations as of:

June 3, 2025
Non-current assets
Property and equipment	92
Goodwill	58
Deferred tax assets	65
Other non-current assets	1
Current assets
Trade and other receivables	357
Other current assets	65
Total assets disposed	638

Non-current liabilities
Debt and derivatives	27
Other non-current liabilities	9
Current liabilities
Trade and other payables	388
Debt and derivatives	14
Total liabilities disposed	438
Sale of VEON Wholesale Services B.V.
On March 7, 2025, VEON signed a SPA for the sale of its 100% stake in VEON Wholesale Services B.V. ("VWS") to H & Suliman
Consulting LLC for a consideration of US$3. Completion of the sale of VEON's stake in VWS, which is held by VEON Amsterdam
B.V. (an indirect subsidiary of the Company), was subject to conditions specified in the SPA and on April 2, 2025, the control of
VWS was transferred to H & Suliman Consulting LLC and the Company recorded a loss on sale of subsidiary of US$5.